Submission	Feb. 05, 2025
Submission [Line Items]
Central Index Key	0001839439
Registrant Name	Paycor HCM, Inc.
Form Type	SC 14C
Submission Type	PREM14C
Fee Exhibit Type	EX-FILING FEES